INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION
NOTE 7 - INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION

A.	JOINT VENTURE

NPI has been included in the consolidated financial statements using the equity method (see Note 1).

NPI summarized financial information:

	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Current assets	11,388	3,211
Non-current assets	1,597	2,025
Current liabilities	(12,091)	(3,214)
Non-current liabilities	(2,910)	(631)
Net assets (liabilities) (100%)	(2,016)	1,391
Net assets (liabilities) (50%)	(1,008)	696
Adjustments	(17)	(93)
Company share of Joint Venture net assets (liabilities)	(1,025)	603

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues	18,032	3,740	1,127
Distribution expenses	16,116	10,480	4,447
Selling, general and marketing expenses	776	1,067	293
Depreciation	405	335	224
Net and total profit (loss) (100%)	735	(8,142)	(3,837)
Net and total profit (loss) (50%)	367	(4,071)	(1,919)
Adjustments	1,026	147	21
Share in profits (losses) of NPI	1,393	(3,924)	(1,898)
Funding of (proceeds from) NPI	(3,021)	4,214	2,149

In addition to the above, with respect to the development services provided to NPI by the Company, in 2020, 2019 and 2018, the Company recorded revenues totalling to $4.4 million, $2.9 million and $1.2 million, respectively. The adjustments mostly represent royalty commissions earned by NPI on games developed and provided by the Group, whereby the Group's share of the underlying results is higher than 50%.

As of December 31, 2018, the Company had an outstanding amount of approximately $1.1 million held by Pollard on behalf of NPI to be used as a restricted deposit to establish a bonding facility to secure performance and payments bonds with respect to NPI’s prospective and existing contracts with the New Hampshire and North Carolina lotteries. As of December 31, 2019, the restricted deposit increased to an outstanding amount of $2 million. The increase in the restricted deposit amount was to secure a bid bond with respect to a new Request for Proposal with the Ohio lottery.

As of December 31, 2020, the restricted deposit increased to an outstanding amount of $3.8 million. The increase in the restricted deposit amount was to secure a performance bond with respect to NPI’s new contract with the AGLC lottery.

The outstanding amount with NPI was $1,477 thousand and $56 thousand as of December 31, 2020 and 2019, respectively.

B.	MICHIGAN JOINT OPERATION

The Michigan Joint Operation has been included in the consolidated financial statements as a share of Company's interest in assets held jointly, and its share of revenues and expenses (see Note 1).

Below are the Michigan Joint Operation’s revenues and operating expenses, 50% of which represent the Company’s interest and were included in the Company’s statement of comprehensive income (loss):

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues (100%)	49,779	24,665	20,675
Total operating expenses (100%)	(22,021)	(14,264)	(13,361)

In addition to the above-stated revenues, with respect to the development services provided to the Michigan Joint Operation by the Company, in 2020, 2019 and 2018, the Company recorded revenues totaling $1.4 million, $1.0 million and $0.6 million, respectively. Further, the Company recorded additional royalty revenues with respect to games development efforts invested to enhance the Michigan Joint Operation’s games portfolio during 2020, 2019 and 2018, totaling $1.9 million, $1.0 million and $0.8 million, respectively, which were also eliminated from Company's share in Michigan Joint Operation’s total operating expenses as stated in the above table.

As of December 31, 2020, and 2019, Company's share interest in Joint Operator's assets was $745 thousand and $240 thousand, respectively, and mostly comprised of property and equipment, net.

The outstanding amount with the Joint Operation was $1,715 thousand and $194 thousand as of December 31, 2020 and 2019, respectively.